Share capital, share premium and other capital reserves - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Share capital, share premium and other capital reserves
Authorized	90,000,000	10,236,941		6,103,136
Issued and fully paid	25,775,538	9,352,941		6,103,136
Additional paid in capital	$ 192,270
Share premium		$ 41,088	$ 19,561	$ 19,561
Common share
Share capital, share premium and other capital reserves
Par value	$ 0.14	$ 0.01		$ 0.01
Authorized	45,000,000	447,525		447,525
Issued and fully paid	25,775,538	281,775		447,525
Additional paid in capital	$ 192,270
Series A Preference Shares
Share capital, share premium and other capital reserves
Par value		$ 0.01		$ 0.01
Authorized		1,755,845		1,755,845
Issued and fully paid		1,037,595		1,755,845
Share premium		$ 722		$ 1,221
Series B Preference Shares
Share capital, share premium and other capital reserves
Par value		$ 0.01		$ 0.01
Authorized		3,899,766		3,899,766
Issued and fully paid		3,899,766		3,899,766
Share premium		$ 18,340		$ 18,340
Series C Preference Shares
Share capital, share premium and other capital reserves
Par value		$ 0.01		$ 0.01
Authorized		4,133,805
Issued and fully paid		4,133,805
Share premium		$ 22,026
Preference share
Share capital, share premium and other capital reserves
Par value	$ 0.14	$ 0.01		$ 0.01
Authorized	45,000,000	9,789,416		5,655,611
Issued and fully paid		9,071,166		5,655,611
Share premium		$ 41,088		$ 19,561